UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN FUND, INC.

(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX	75206
(Address of principal executive offices)	(Zip Code)

Russell Cleveland

8080 N. Central Expressway, Suite 210 LB 59

Dallas, TX 75206

(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RENN Fund, Inc.

Schedule of Investments

Third Quarter Report

September 30, 2015 (Unaudited)

Item 1. SCHEDULE OF INVESTMENTS

Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)
	CONVERTIBLE BONDS – 0.24% (3)(4)(8)
	Crude Petroleum & Natural Gas – 0.24%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity December 31, 2014	$1,000,000	$17,000

	Total Unaffiliated Convertible Bonds	1,000,000	17,000

	COMMON EQUITIES – 61.31% (3)(4)
	Telecommunications – 5.33%
1,500,000	APIVIO Systems, Inc.	482,799	375,000

	Business Services, NEC – 7.92%
51,300	Points International, Ltd.	280,440	557,118

	Crude Petroleum & Natural Gas – 0.02%
808,445	PetroHunter Energy Corporation	101,056	1,374

	Jewelry, Silverware, and Plated Ware—3.36%
179,075	Charles & Colvard Ltd.	573,597	236,361

	Services - Advertising—2.10%
20,000	IDI, Inc.	685,598	148,000

	Pharmaceutical Preparations –23.18%
100,000	Flamel Technologies	406,974	1,631,000

	Surgical & Medical Instruments & Apparatus – 19.40%
700,000	Bovie Medical Corporation	1,610,358	1,365,000

	Total Unaffiliated Common Equities	4,140,822	4,313,853

	TOTAL UNAFFILIATED INVESTMENTS	$5,140,822	$4,330,853

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$1,500,704
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$(2,310,673)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$(809,969)

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RENN Fund, Inc.

Schedule of Investments

Third Quarter Report

September 30, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS

Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(7)

	CONVERTIBLE PREFERRED EQUITIES – 21.45% (2)(3)(4)
	Communications Service NEC – 21.45%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$419,812	$1,508,992

	Nutraceuticals – 0.00%
37.5	iSatori Technologies, Inc. Preferred D (6)(9)	75,000	234

	Total Affiliated Convertible Preferred Equities	494,812	1,509,226

	COMMON EQUITIES – 3.96% (2)(3)(4)(6)(9)
	Nutraceuticals – 3.96%
1,113,790	iSatori Technologies, Inc.	9,056,721	278,448

	Total Affiliated Common Equities	9,056,721	278,428

	MISCELLANEOUS SECURITIES – 1.38 (1)(2)(3)(4)(5)
	Communications Service NEC – 1.38%
15,023	AnchorFree, Inc., options to buy	92,971	97,199

	Total Affiliated Miscellaneous Securities	92,971	97,199

	TOTAL AFFILIATED INVESTMENTS	9,644,504	1,884,873
	TOTAL UNAFFILIATED INVESTMENTS	5,140,822	4,330,853
	TOTAL INVESTMENTS	$14,785,326	$6,215,726
	OTHER ASSETS AND LIABILITIES – 11.66%		820,300
	TOTAL NET ASSETS		$7,036,026

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RENN Fund, Inc.

Schedule of Investments

Third Quarter Report

September 30, 2015 (Unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTOLLED AFFILIATES (2)(3)

	Date(s) Acquired	Cost 12/31/14	Cost 09/30/15	Value(7) 09/30/15	% of Net Assets
AnchorFree, Inc.(1)
Preferred A Equity	04/15/11	$419,812	$419,812	$1,508,992	21.45%
AnchorFree, Inc. (1)(5)
Options to buy @ $0.3971	06/29/12	92,971	92,971	97,199	1.38
iSatori Technologies, Inc. (6)(9)
Preferred D Equity	10/13/99	75,000	75,000	234	0.00
iSatori Technologies, Inc. (6)(9)	10/02/98
Common Equity	to 12/31/10	9,056,721	9,056,721	278,448	3.96

Total Restricted and/or Controlled Securities		$9,644,504	$9,644,504	$1,884,873	26.79%

(1)	Securities in a privately owned company.

(2)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

(3)	Non-Income Producing.

(4)	Percentage is calculated as a percentage of net assets.

(5)	These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors. These options expire three months after Russell Cleveland ceases to be a service provider.

(6)	“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company. A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.

(7)	See Fair Value Measurements. See Page 4.

(8)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.002.

(9)	On October 1, 2015, FitLife Brands, Inc. (“FitLife”) announced the closing of a merger agreement with iSatori Technologies, Inc. (“iSatori”) under which iSatori will become a wholly-owned subsidiary of FitLife (the “Merger”). The Merger was voted on and approved by iSatori shareholders at a special meeting on September 29, 2015. Pursuant to the Merger Agreement, each share of iSatori common stock will be converted into 0.1732 shares of FitLife common stock, with fractional shares being exchanged for cash. Pursuant to this Merger, the Fund will receive 193,070 shares of FitLife common stock and a yet to be determined amount of cash for the fractional shares in exchange for all of its iSatori stock.

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RENN Fund, Inc.

Third Quarter Report

September 30, 2015 (Unaudited)

Fair Value Measurements

RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, serves as the Investment Adviser to RENN Fund, Inc. (“the “Fund”). RENN Group is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund, a Texas corporation, is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940.

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

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RENN Fund, Inc.

Third Quarter Report

September 30, 2015 (Unaudited)

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$17,000	$0	$17,000
Convertible
Preferred Equities	0	1,509,226	0	1,509,226
Common stock	4,592,301	0	0	4,592,301
Miscellaneous Securities	0	97,199	0	97,199
Total Investments	$4,592,301	$1,623,425	$0	$6,215,726

As of September 30, 2015, no portfolio companies were classified as Level 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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RENN Fund, Inc.

Third Quarter Report

September 30, 2015 (Unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RENN Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer, Chief Financial Officer, and President
Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer, Chief Financial Officer, and President
Date:	November 25, 2015

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